Retirement Plans and Benefits (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Retirement Plans and Benefits (Textual) [Abstract]
Limit of individual contributions of plan	$ 100
Multiemployer Plans, Funded Status	Between 65 and less than 80 percent
Contributions to defined contribution plans	9,353	6,144	6,089
Borrowed against Revolving Credit Facility	$ 0	$ 0
Percentage limit of total plan contributions	5.00%
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage limit of total plan contributions	80.00%
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage limit of total plan contributions	70.00%